Leases	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Leases
19	Leases
19.1	Amounts Recognized in the Consolidated Statements of Financial Position

Right-of-Use Assets

The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in thousands)	December 31, 2020	December 31, 2019
Buildings	€80,875	€54,956
Equipment, tools and installations	3	7
Automobiles	108	55
Production facilities	7,202	-
Advance payments	10,800	-
Total	€98,988	€55,018

Additions to the right-of-use assets during the year ended December 31, 2020 were €22.1 million (during the year ended December 31, 2019: €10.0 million) including advanced payments of €10.8 million related to embedded leases under contract manufacturing agreements that not yet commenced. Since the advanced lease payments have already been settled, the amounts are not included in the lease liability presented below.

Lease Liability

The following amounts are included in interest-bearing loans and borrowings as of the dates indicated:

(in thousands)	December 31, 2020	December 31, 2019
Current	€6,127	€3,485
Non-current	78,031	54,126
Total	€84,158	€57,611

The Group has various lease contracts that have not yet commenced as of December 31, 2020. The future lease payments for these non-cancellable lease contracts are €2.8 million for the year 2021 and €10.2 million for the years 2022 and beyond.

Several lease contracts include extension and termination options. These options are negoiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised.

19.2	Amounts Recognized in the Consolidated Statements of Operations

Depreciation Charge of Right-of-Use Assets

	Years ended December 31,
(in thousands)	2020	2019	2018
Buildings	€4,628	€4,614	€2,751
Equipment, tools and installations	4	25	60
Automobiles	45	40	35
Production facilities	1,613	-	-
Total depreciation charge	€6,290	€4,679	€2,846

Interest on lease liabilities	€2,003	€1,718	€1,721
Expense related to short-term leases (included in other expenses)	875	442	431
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	300	90	90
Total amounts recognized in profit or loss	€9,468	€6,929	€5,088
19.3	Amounts recognized in the Consolidated Statements of Cash Flows

During the year ended December 31, 2020, the total cash outflow for leases amounted to €14.7 million (during the year ended December 31, 2019: €4.8 million; during the year ended December 31, 2018: €2.3 million).

19.3	Extension Options

The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised. The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount to up to €38.3 million until 2049.